Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin DynaTech Fund
		Country	Shares	Value
	Common Stocks 97.4%
	Aerospace & Defense 3.3%
	The Boeing Co.	United States	300,000	$97,728,000
	HEICO Corp.	United States	950,000	108,442,500
[a]	Mercury Systems Inc.	United States	125,000	8,638,750
	Raytheon Co.	United States	500,000	109,870,000
				324,679,250
	Biotechnology 0.9%
[a]	CRISPR Therapeutics AG	Switzerland	25,000	1,522,625
[a]	Deciphera Pharmaceuticals Inc.	United States	225,000	14,004,000
[a]	Iovance Biotherapeutics Inc.	United States	250,000	6,920,000
[a]	Neurocrine Biosciences Inc.	United States	500,000	53,745,000
[a]	PTC Therapeutics Inc.	United States	100,000	4,803,000
[a]	uniQure NV	Netherlands	100,000	7,166,000
				88,160,625
	Capital Markets 3.9%
[a]	Assetmark Financial Holdings Inc.	United States	200,000	5,804,000
	CME Group Inc.	United States	200,000	40,144,000
	Intercontinental Exchange Inc.	United States	1,000,000	92,550,000
	Moody’s Corp.	United States	350,000	83,093,500
	MSCI Inc.	United States	525,000	135,544,500
	Tradeweb Markets Inc.	United States	650,000	30,127,500
				387,263,500
	Communications Equipment 0.0%†
	Motorola Solutions Inc.	United States	10,000	1,611,400
	Diversified Consumer Services 0.5%
[a]	Bright Horizons Family Solutions Inc.	United States	350,000	52,601,500
	Electronic Equipment, Instruments & Components 2.1%
	Amphenol Corp., A	United States	850,000	91,995,500
	Keyence Corp.	Japan	100,000	35,417,529
[a]	Keysight Technologies Inc.	United States	750,000	76,972,500
				204,385,529
	Entertainment 0.7%
[a]	Netflix Inc.	United States	100,000	32,357,000
[a]	Sea Ltd., ADR	Taiwan	1,000,000	40,220,000
				72,577,000
	Equity Real Estate Investment Trusts (REITs) 3.9%
	American Tower Corp.	United States	500,000	114,910,000
	Crown Castle International Corp.	United States	500,000	71,075,000
	Equinix Inc.	United States	135,000	78,799,500
	SBA Communications Corp., A	United States	500,000	120,495,000
				385,279,500
	Health Care Equipment & Supplies 9.5%
	Abbott Laboratories	United States	1,300,000	112,918,000
[a]	Alcon Inc.	Switzerland	270,000	15,273,900
	Baxter International Inc.	United States	150,000	12,543,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
	Becton, Dickinson and Co.	United States	250,000	$67,992,500
	Danaher Corp.	United States	1,000,000	153,480,000
[a]	Edwards Lifesciences Corp.	United States	450,000	104,980,500
[a]	IDEXX Laboratories Inc.	United States	500,000	130,565,000
[a]	Intuitive Surgical Inc.	United States	200,000	118,230,000
	ResMed Inc.	United States	350,000	54,239,500
	Siemens Healthineers AG	Germany	550,000	26,411,269
	STERIS PLC	United States	250,000	38,105,000
	Stryker Corp.	United States	500,000	104,970,000
				939,708,669
	Health Care Providers & Services 0.7%
[a]	Guardant Health Inc.	United States	100,000	7,814,000
	UnitedHealth Group Inc.	United States	200,000	58,796,000
				66,610,000
	Health Care Technology 1.8%
[a]	Inspire Medical Systems Inc.	United States	550,000	40,815,500
[a]	Veeva Systems Inc.	United States	1,000,000	140,660,000
				181,475,500
	Industrial Conglomerates 0.9%
	Roper Technologies Inc.	United States	250,000	88,557,500
	Interactive Media & Services 7.2%
[a]	Adevinta ASA, B	France	1,012,345	11,994,746
[a]	Alphabet Inc., A	United States	200,000	267,878,000
[a]	Alphabet Inc., C	United States	62,170	83,122,533
[a]	Facebook Inc., A	United States	800,000	164,200,000
[a,b]	Match Group Inc.	United States	750,000	61,582,500
	Tencent Holdings Ltd.	China	2,500,000	120,503,574
				709,281,353
	Internet & Direct Marketing Retail 9.9%
[a]	Alibaba Group Holding Ltd., ADR	China	700,000	148,470,000
[a]	Amazon.com Inc.	United States	350,000	646,744,000
[a]	Booking Holdings Inc.	United States	20,000	41,074,600
[a]	Chewy Inc., A	United States	100,000	2,900,000
[a]	Delivery Hero SE	Germany	350,000	27,695,329
[a]	MercadoLibre Inc.	Argentina	200,000	114,388,000
[a]	Zalando SE	Germany	50,000	2,533,356
				983,805,285
	IT Services 12.2%
[a]	Adyen NV	Netherlands	100,000	81,977,996
[a]	Afterpay Ltd.	Australia	25,000	513,608
[a]	EPAM Systems Inc.	United States	100,000	21,216,000
[a]	Fiserv Inc.	United States	600,000	69,378,000
[a]	InterXion Holding NV	Netherlands	750,000	62,857,500
	Jack Henry & Associates Inc.	United States	25,000	3,641,750
	Mastercard Inc., A	United States	1,000,000	298,590,000
  |  2

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
[a]	MongoDB Inc.	United States	450,000	$59,224,500
[a]	Network International Holdings Ltd.	United Arab Emirates	1,000,000	8,489,724
[a]	Okta Inc., A	United States	300,000	34,611,000
[a]	PayPal Holdings Inc.	United States	1,200,000	129,804,000
[a]	Shopify Inc., A	Canada	425,000	168,972,355
[a]	StoneCo. Ltd., A	Brazil	25,000	997,250
[a]	Twilio Inc., A	United States	200,000	19,656,000
	Visa Inc., A	United States	1,300,000	244,270,000
				1,204,199,683
	Life Sciences Tools & Services 2.8%
[a]	10X Genomics Inc., A	United States	30,200	2,302,750
[a]	Evotec SE	Germany	300,000	7,754,827
[a]	Illumina Inc.	United States	250,000	82,935,000
[a]	IQVIA Holdings Inc.	United States	300,000	46,353,000
[a]	Repligen Corp.	United States	135,000	12,487,500
	Thermo Fisher Scientific Inc.	United States	300,000	97,461,000
[a]	Waters Corp.	United States	100,000	23,365,000
				272,659,077
	Machinery 0.8%
	Fortive Corp.	United States	1,000,000	76,390,000
	Media 1.2%
[a]	Charter Communications Inc., A	United States	55,000	26,679,400
[a]	Liberty Broadband Corp., A	United States	750,000	93,420,000
				120,099,400
	Pharmaceuticals 2.3%
	AstraZeneca PLC	United Kingdom	850,000	85,638,274
[a]	Catalent Inc.	United States	150,000	8,445,000
[a]	Elanco Animal Health Inc.	United States	1,000,000	29,450,000
	Merck KGaA	Germany	500,000	59,072,379
[a]	Reata Pharmaceuticals Inc.	United States	75,000	15,332,250
	Zoetis Inc.	United States	200,000	26,470,000
				224,407,903
	Professional Services 2.2%
[a]	CoStar Group Inc.	United States	160,000	95,728,000
	TransUnion	United States	500,000	42,805,000
	Verisk Analytics Inc.	United States	500,000	74,670,000
				213,203,000
	Semiconductors & Semiconductor Equipment 6.4%
	Analog Devices Inc.	United States	700,000	83,188,000
	ASML Holding NV, N.Y. shs	Netherlands	200,000	59,188,000
	Intel Corp.	United States	800,000	47,880,000
	KLA Corp.	United States	260,000	46,324,200
	Lam Research Corp.	United States	350,000	102,340,000
	Monolithic Power Systems	United States	450,000	80,109,000
	NVIDIA Corp.	United States	500,000	117,650,000
  |  3

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Teradyne Inc.	United States	25,000	$1,704,750
	Xilinx Inc.	United States	1,000,000	97,770,000
				636,153,950
	Software 22.8%
[a]	Adobe Inc.	United States	500,000	164,905,000
[a]	Alteryx Inc.	United States	575,000	57,540,250
[a]	Anaplan Inc.	United States	525,000	27,510,000
[a]	ANSYS Inc.	United States	400,000	102,964,000
[a]	Aspen Technology Inc.	United States	575,000	69,534,750
[a]	Atlassian Corp. PLC	United States	500,000	60,170,000
[a]	Autodesk Inc.	United States	500,000	91,730,000
[a]	Avalara Inc.	United States	25,000	1,831,250
[a]	Bill.Com Holdings Inc.	United States	72,600	2,762,430
[a]	Cadence Design Systems Inc.	United States	750,000	52,020,000
	Constellation Software Inc.	Canada	55,000	53,414,293
[a]	Coupa Software Inc.	United States	500,000	73,125,000
[a]	DocuSign Inc.	United States	50,000	3,705,500
[a]	Globant SA	Argentina	110,000	11,665,500
[a]	Guidewire Software Inc.	United States	500,000	54,885,000
[a]	Hubspot Inc.	United States	500,000	79,250,000
	Intuit Inc.	United States	500,000	130,965,000
[a]	Lightspeed POS Inc	Canada	500,000	13,888,033
	Microsoft Corp.	United States	2,500,000	394,250,000
[a]	Paycom Software Inc.	United States	100,000	26,476,000
[a]	Paylocity Holding Corp.	United States	100,000	12,082,000
[a]	Q2 Holdings Inc.	United States	650,000	52,702,000
[a]	RingCentral Inc., A	United States	210,000	35,420,700
[a]	salesforce.com Inc.	United States	1,000,000	162,640,000
[a]	ServiceNow Inc.	United States	725,000	204,682,000
[a]	Smartsheet Inc., A	United States	575,000	25,829,000
[a]	Synopsys Inc.	United States	535,000	74,472,000
[a]	Tyler Technologies Inc.	United States	200,000	60,004,000
[a]	Workday Inc., A	United States	600,000	98,670,000
[a]	Zendesk Inc.	United States	650,000	49,809,500
				2,248,903,206
	Technology Hardware, Storage & Peripherals 1.2%
	Apple Inc.	United States	400,000	117,460,000
	Textiles, Apparel & Luxury Goods 0.2%
	NIKE Inc., B	United States	250,000	25,327,500
	Total Common Stocks (Cost $5,313,254,811)			9,624,800,330
	Short Term Investments 3.1%
	Money Market Funds (Cost $245,102,871) 2.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	245,102,871	245,102,871
  |  4

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin DynaTech Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.6%
	Money Market Funds (Cost $48,148,000) 0.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	48,148,000	$48,148,000
			Principal Amount

	Repurchase Agreement (Cost $12,037,650) 0.1%
[e]	Joint Repurchase Agreement, 1.55%, 1/02/20 (Maturity Value $12,038,687) BofA Securities Inc. Collateralized by U.S. Treasury Notes, 1.75% - 2.00%, 6/15/22 - 6/30/24 (valued at $12,278,440)	United States	$12,037,650	12,037,650
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $60,185,650)			60,185,650
	Total Investments (Cost $5,618,543,332) 100.5%			9,930,088,851
	Other Assets, less Liabilities (0.5)%			(49,245,389)
	Net Assets 100.0%			$9,880,843,462

See Abbreviations on page 38.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2019.
[c]See Note 6 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2019, all repurchase agreements had been entered into on that date.
  |  5

Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin Focused Growth Fund
		Country	Shares	Value
	Common Stocks 99.3%
	Aerospace & Defense 2.2%
	The Boeing Co.	United States	137	$44,629
	Raytheon Co.	United States	250	54,935
				99,564
	Capital Markets 1.3%
	CME Group Inc.	United States	300	60,216
	Electric Utilities 2.2%
	NextEra Energy Inc.	United States	400	96,864
	Entertainment 1.7%
[a]	Netflix Inc.	United States	230	74,421
	Equity Real Estate Investment Trusts (REITs) 2.1%
	Crown Castle International Corp.	United States	675	95,951
	Food & Staples Retailing 2.9%
	Costco Wholesale Corp.	United States	440	129,325
	Health Care Equipment & Supplies 10.0%
	Abbott Laboratories	United States	1,000	86,860
	Danaher Corp.	United States	1,000	153,480
[a]	IDEXX Laboratories Inc.	United States	350	91,396
[a]	Intuitive Surgical Inc.	United States	200	118,230
				449,966
	Health Care Technology 1.9%
[a]	Veeva Systems Inc.	United States	600	84,396
	Industrial Conglomerates 1.0%
	Roper Technologies Inc.	United States	127	44,987
	Interactive Media & Services 10.8%
[a]	Alphabet Inc., A	United States	150	200,908
[a]	Facebook Inc., A	United States	800	164,200
	Tencent Holdings Ltd.	China	2,500	120,504
				485,612
	Internet & Direct Marketing Retail 11.1%
[a]	Alibaba Group Holding Ltd., ADR	China	250	53,025
[a]	Amazon.com Inc.	United States	210	388,046
[a]	MercadoLibre Inc.	Argentina	100	57,194
				498,265
	IT Services 13.9%
[a]	Adyen NV	Netherlands	100	81,978
	Mastercard Inc., A	United States	650	194,083
[a]	PayPal Holdings Inc.	United States	750	81,128
[a]	Shopify Inc., A	Canada	200	79,516
	Visa Inc., A	United States	1,000	187,900
				624,605
	Life Sciences Tools & Services 1.1%
[a]	Illumina Inc.	United States	150	49,761
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Focused Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Machinery 1.0%
	Fortive Corp.	United States	600	$45,834
	Media 2.2%
[a]	Charter Communications Inc., A	United States	200	97,016
	Personal Products 2.3%
	Estee Lauder Cos. Inc., A	United States	500	103,270
	Professional Services 3.0%
[a]	CoStar Group Inc.	United States	100	59,830
	Verisk Analytics Inc.	United States	500	74,670
				134,500
	Semiconductors & Semiconductor Equipment 6.0%
	Analog Devices Inc.	United States	800	95,072
	NVIDIA Corp.	United States	350	82,355
	Xilinx Inc.	United States	917	89,655
				267,082
	Software 20.9%
[a]	Adobe Inc.	United States	460	151,713
	Microsoft Corp.	United States	2,700	425,790
[a]	salesforce.com Inc.	United States	1,000	162,640
[a]	ServiceNow Inc.	United States	700	197,624
				937,767
	Textiles, Apparel & Luxury Goods 1.7%
	NIKE Inc., B	United States	750	75,983
	Total Common Stocks (Cost $2,566,426)			4,455,385
	Short Term Investments (Cost $39,561) 0.9%
	Money Market Funds 0.9%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	39,561	39,561
	Total Investments (Cost $2,605,987) 100.2%			4,494,946
	Other Assets, less Liabilities (0.2)%			(7,641)
	Net Assets 100.0%			$4,487,305

See Abbreviations on page 38.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin Growth Fund
		Country	Shares	Value
	Common Stocks 99.2%
	Automobiles & Components 0.3%
	BorgWarner Inc.	United States	1,169,618	$50,738,029
	Capital Goods 14.4%
	Allegion PLC	United States	692,923	86,296,630
	AMETEK Inc.	United States	692,923	69,112,140
	The Boeing Co.	United States	1,088,879	354,713,223
	BWX Technologies Inc.	United States	1,689,412	104,878,697
	Caterpillar Inc.	United States	544,440	80,402,899
	Deere & Co.	United States	494,945	85,754,171
	Emerson Electric Co.	United States	1,088,879	83,037,913
	Fortive Corp.	United States	519,692	39,699,272
	General Dynamics Corp.	United States	989,889	174,566,925
	Huntington Ingalls Industries Inc.	United States	296,967	74,503,081
	Illinois Tool Works Inc.	United States	989,889	177,813,761
	Ingersoll-Rand PLC	United States	1,088,879	144,733,797
	Lockheed Martin Corp.	United States	494,945	192,721,684
	Northrop Grumman Corp.	United States	1,088,879	374,541,710
	Raytheon Co.	United States	593,934	130,511,057
	Stanley Black & Decker Inc.	United States	745,329	123,530,828
	United Technologies Corp.	United States	1,050,607	157,338,904
				2,454,156,692
	Commercial & Professional Services 3.4%
	Equifax Inc.	United States	544,440	76,286,933
[a]	IHS Markit Ltd.	United States	3,520,639	265,280,149
	Republic Services Inc.	United States	184,700	16,554,661
	Verisk Analytics Inc.	United States	1,484,834	221,745,109
				579,866,852
	Consumer Durables & Apparel 1.1%
	NIKE Inc., B	United States	1,860,992	188,537,100
	Consumer Services 0.6%
	Graham Holdings Co., B	United States	79,192	50,602,896
	Las Vegas Sands Corp.	United States	777,500	53,678,600
				104,281,496
	Diversified Financials 3.7%
	American Express Co.	United States	593,934	73,938,844
[a]	Berkshire Hathaway Inc., A	United States	183	62,144,970
	BlackRock Inc.	United States	222,726	111,964,360
	The Charles Schwab Corp.	United States	2,969,667	141,237,362
	Intercontinental Exchange Inc.	United States	1,385,845	128,259,955
	T. Rowe Price Group Inc.	United States	890,901	108,547,378
				626,092,869
	Energy 0.7%
	Cabot Oil & Gas Corp., A	United States	3,365,622	58,595,479
	Concho Resources Inc.	United States	593,934	52,010,800
				110,606,279
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Food, Beverage & Tobacco 3.5%
	Brown-Forman Corp., B	United States	1,608,570	$108,739,332
	Constellation Brands Inc., A	United States	544,440	103,307,490
	Lamb Weston Holdings Inc.	United States	520,000	44,735,600
	Mondelez International Inc., A	United States	1,484,834	81,784,657
[a]	Monster Beverage Corp.	United States	2,672,700	169,850,085
	PepsiCo Inc.	United States	643,429	87,937,441
				596,354,605
	Health Care Equipment & Services 7.7%
	Abbott Laboratories	United States	1,336,351	116,075,448
[a]	ABIOMED Inc.	United States	197,979	33,773,238
	Baxter International Inc.	United States	395,957	33,109,924
	Becton, Dickinson and Co.	United States	76,915	20,918,572
	Danaher Corp.	United States	1,039,384	159,524,656
[a]	Edwards Lifesciences Corp.	United States	395,957	92,372,808
[a]	Haemonetics Corp.	United States	989,889	113,738,246
[a]	Intuitive Surgical Inc.	United States	445,451	263,328,359
[a]	Laboratory Corp. of America Holdings	United States	494,945	83,729,846
	Quest Diagnostics Inc.	United States	890,901	95,139,318
	Stryker Corp.	United States	395,957	83,127,212
	Teleflex Inc.	United States	494,945	186,317,096
[a]	Varian Medical Systems Inc.	United States	296,967	42,172,284
				1,323,327,007
	Materials 4.9%
	Air Products and Chemicals Inc.	United States	494,945	116,307,126
[a]	Axalta Coating Systems Ltd.	United States	3,365,622	102,314,909
	Celanese Corp.	United States	1,237,362	152,344,009
	Ecolab Inc.	United States	910,699	175,755,800
	International Flavors & Fragrances Inc.	United States	400,000	51,608,000
	Linde PLC	United Kingdom	569,187	121,179,912
	Martin Marietta Materials Inc.	United States	395,957	110,725,416
				830,235,172
	Media & Entertainment 6.2%
[a]	Alphabet Inc., A	United States	163,333	218,766,587
[a]	Alphabet Inc., C	United States	156,831	209,686,184
	Cable One Inc.	United States	79,192	117,874,916
	Comcast Corp., A	United States	795,018	35,751,960
[a]	Facebook Inc., A	United States	750,000	153,937,500
[a]	IAC/InterActiveCorp	United States	296,967	73,977,449
	The Walt Disney Co.	United States	1,706,856	246,862,583
				1,056,857,179
	Pharmaceuticals, Biotechnology & Life Sciences 12.2%
[a]	10X Genomics Inc., A	United States	54,500	4,155,625
	AbbVie Inc.	United States	455,350	40,316,689
	Agilent Technologies Inc.	United States	1,286,856	109,781,686
	Amgen Inc.	United States	989,889	238,632,541
	AstraZeneca PLC, ADR	United Kingdom	1,979,778	98,711,731
  |  9

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
[a]	Catalent Inc.	United States	3,365,622	$189,484,519
[a]	Elanco Animal Health Inc.	United States	1,487,105	43,795,242
	Eli Lilly & Co.	United States	1,240,175	162,996,200
	Gilead Sciences Inc.	United States	643,429	41,810,017
[a]	GW Pharmaceuticals PLC, ADR	United Kingdom	204,657	21,398,936
[a]	Illumina Inc.	United States	519,692	172,402,624
	Johnson & Johnson	United States	1,187,967	173,288,746
	Merck & Co. Inc.	United States	989,889	90,030,405
[a]	Mettler-Toledo International Inc.	United States	420,704	333,736,069
[a]	Neurocrine Biosciences Inc.	United States	494,945	53,201,638
	Pfizer Inc.	United States	2,733,084	107,082,231
[a]	PTC Therapeutics Inc.	United States	971,300	46,651,539
[a]	Reata Pharmaceuticals Inc.	United States	96,100	19,645,723
[a]	Waters Corp.	United States	618,682	144,555,049
				2,091,677,210
	Real Estate 1.6%
	Crown Castle International Corp.	United States	1,132,500	160,984,875
	Equinix Inc.	United States	198,755	116,013,293
				276,998,168
	Retailing 4.6%
[a]	Alibaba Group Holding Ltd., ADR	China	475,544	100,862,882
[a]	Amazon.com Inc.	United States	346,462	640,206,342
	Expedia Group Inc.	United States	346,462	37,466,401
				778,535,625
	Semiconductors & Semiconductor Equipment 3.7%
	ASML Holding NV, N.Y. shs	Netherlands	643,429	190,416,378
	Lam Research Corp.	United States	29,697	8,683,403
	Monolithic Power Systems	United States	445,451	79,299,187
	NVIDIA Corp.	United States	500,000	117,650,000
	NXP Semiconductors NV	Netherlands	507,400	64,571,724
	Texas Instruments Inc.	United States	1,385,845	177,790,055
				638,410,747
	Software & Services 14.5%
[a]	Adobe Inc.	United States	150,000	49,471,500
[a]	Adyen NV	Netherlands	59,592	48,852,327
[a]	Atlassian Corp. PLC	United States	122,600	14,753,684
[a]	Autodesk Inc.	United States	791,912	145,284,175
	Automatic Data Processing Inc.	United States	692,923	118,143,371
[a]	Bill.Com Holdings Inc.	United States	127,800	4,862,790
	Intuit Inc.	United States	989,889	259,281,626
	Mastercard Inc., A	United States	1,385,845	413,799,459
	Microsoft Corp.	United States	3,365,622	530,758,589
[a]	PTC Inc.	United States	1,192,028	89,270,977
[a]	salesforce.com Inc.	United States	544,440	88,547,722
[a]	ServiceNow Inc.	United States	989,889	279,465,462
[a]	Twilio Inc., A	United States	397,509	39,067,185
  |  10

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Software & Services (continued)
[a]	Tyler Technologies Inc.	United States	173,232	$51,973,065
	Visa Inc., A	United States	1,385,845	260,400,275
[a]	Workday Inc., A	United States	550,428	90,517,885
				2,484,450,092
	Technology Hardware & Equipment 9.1%
	Amphenol Corp., A	United States	894,395	96,800,371
	Apple Inc.	United States	3,042,195	893,340,562
	Cisco Systems Inc.	United States	2,915,223	139,814,095
	Cognex Corp.	United States	385,906	21,626,172
[a]	Keysight Technologies Inc.	United States	643,429	66,035,118
	TE Connectivity Ltd.	United States	1,850,000	177,304,000
[a]	Trimble Inc.	United States	2,672,700	111,424,863
[a]	ViaSat Inc.	United States	692,923	50,718,499
				1,557,063,680
	Transportation 5.8%
	Alaska Air Group Inc.	United States	3,167,645	214,607,949
	Canadian National Railway Co.	Canada	989,889	89,535,460
	Canadian Pacific Railway Ltd.	Canada	494,945	126,186,228
	J.B. Hunt Transport Services Inc.	United States	494,945	57,799,677
	Kansas City Southern	United States	742,417	113,708,588
[a]	Lyft Inc., A	United States	301,800	12,983,436
[a]	Uber Technologies Inc.	United States	705,700	20,987,518
	Union Pacific Corp.	United States	2,009,475	363,292,985
				999,101,841
	Utilities 1.2%
	American Water Works Co. Inc.	United States	692,923	85,125,591
	NextEra Energy Inc.	United States	494,945	119,855,881
				204,981,472
	Total Common Stocks (Cost $5,434,952,231)			16,952,272,115
	Short Term Investments (Cost $144,123,116) 0.8%
	Money Market Funds 0.8%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	144,123,116	144,123,116
	Total Investments (Cost $5,579,075,347) 100.0%			17,096,395,231
	Other Assets, less Liabilities (0.0)%†			(3,650,017)
	Net Assets 100.0%			$17,092,745,214
  |  11

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Growth Fund (continued)
See Abbreviations on page 38.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin Income Fund
		Country	Shares	Value
	Common Stocks 27.3%
	Communication Services 1.2%
	BCE Inc.	Canada	5,000,000	$231,634,067
[a]	Verizon Communications Inc.	United States	10,000,200	614,012,280
	Vodafone Group PLC	United Kingdom	50,000,000	97,188,140
				942,834,487
	Consumer Discretionary 0.6%
	Daimler AG	Germany	5,000,000	276,829,934
[a]	General Motors Co.	United States	4,000,000	146,400,000
[a]	The Home Depot Inc.	United States	400	87,352
				423,317,286
	Consumer Staples 1.3%
	Anheuser-Busch InBev SA/NV, ADR	Belgium	2,500,000	205,100,000
[a]	The Coca-Cola Co.	United States	2,500,000	138,375,000
[a]	PepsiCo Inc.	United States	3,500,000	478,345,000
[a]	Philip Morris International Inc.	United States	1,000,000	85,090,000
	Unilever PLC	United Kingdom	1,000,000	57,620,196
				964,530,196
	Energy 6.0%
	Baker Hughes Co., A	United States	4,000,000	102,520,000
[b,c]	Chesapeake Energy Corp.	United States	150,000,000	123,840,000
	Chevron Corp.	United States	3,000,000	361,530,000
	Exxon Mobil Corp.	United States	6,500,000	453,570,000
	Halliburton Co.	United States	7,500,000	183,525,000
[a]	Occidental Petroleum Corp.	United States	17,500,000	721,175,000
	Royal Dutch Shell PLC, A, ADR	United Kingdom	15,000,000	884,700,000
	Schlumberger Ltd.	United States	14,152,970	568,949,394
	TC Energy Corp.	Canada	4,500,000	239,895,000
[b]	Weatherford International PLC	United States	15,056,029	420,816,011
	The Williams Cos. Inc.	United States	20,000,000	474,400,000
				4,534,920,405
	Financials 3.8%
	Bank of America Corp.	United States	5,524,000	194,555,280
	Barclays PLC	United Kingdom	200,000,000	475,848,390
[a]	JPMorgan Chase & Co.	United States	5,108,000	712,055,200
	MetLife Inc.	United States	1,800,000	91,746,000
	Morgan Stanley	United States	1,800,000	92,016,000
	Owl Rock Capital Corp.	United States	1,633,986	29,232,010
	Truist Financial Corp.	United States	3,500,000	197,120,000
	Wells Fargo & Co.	United States	19,794,529	1,064,945,660
				2,857,518,540
	Health Care 4.7%
	AstraZeneca PLC	United Kingdom	7,500,000	755,631,826
	Bayer AG	Germany	3,870,500	316,037,066
	Bristol-Myers Squibb Co.	United States	6,800,000	436,492,000
	CVS Health Corp.	United States	5,000,000	371,450,000
	Johnson & Johnson	United States	4,000,000	583,480,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
[a]	Merck & Co. Inc.	United States	6,000,000	$545,700,000
	Pfizer Inc.	United States	15,000,000	587,700,000
				3,596,490,892
	Industrials 0.9%
	3M Co.	United States	3,930,000	693,330,600
	Deere & Co.	United States	67,723	11,733,687
				705,064,287
	Information Technology 1.4%
[a]	Broadcom Inc.	United States	230,000	72,684,600
[a]	Cisco Systems Inc.	United States	4,000,000	191,840,000
	Intel Corp.	United States	8,000,000	478,800,000
[a]	Texas Instruments Inc.	United States	2,764,000	354,593,560
				1,097,918,160
	Materials 1.8%
	BASF SE	Germany	11,000,000	830,826,238
	BHP Group PLC	United Kingdom	5,000,000	117,664,137
	Rio Tinto PLC, ADR	Australia	7,163,713	425,238,004
				1,373,728,379
	Real Estate 0.5%
	Host Hotels & Resorts Inc.	United States	20,000,000	371,000,000
	Utilities 5.1%
	Dominion Energy Inc.	United States	14,000,000	1,159,480,000
	Duke Energy Corp.	United States	7,500,000	684,075,000
	Sempra Energy	United States	3,000,000	454,440,000
	The Southern Co.	United States	20,000,000	1,274,000,000
	Xcel Energy Inc.	United States	4,500,000	285,705,000
				3,857,700,000
	Total Common Stocks (Cost $17,280,864,318)			20,725,022,632
	Equity-Linked Securities 16.3%
	Communication Services 0.8%
[d]	Goldman Sachs International into Alphabet Inc., 7.00%, A, 144A	United States	285,000	348,162,827
[d]	Morgan Stanley BV into Comcast Corp., 7.00%, A, 144A	United States	6,475,000	273,867,163
				622,029,990
	Consumer Discretionary 3.2%
[d]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 8.00%, 144A	United States	169,100	310,420,473
[d]	Citigroup Global Markets Holdings Inc. into Ford Motor Co., 10.00%, 144A	United States	49,600,000	466,085,744
[d]	Goldman Sachs International into Amazon.com Inc., 7.50%, 144A	United States	190,000	344,589,238
[d]	JP Morgan Chase Financial Co. LLC into Amazon.com Inc., 9.00%, 144A	United States	171,000	314,977,703
[d]	Merrill Lynch International & Co. CV into Target Corp., 8.00%, 144A	United States	3,075,000	285,627,660
[d]	Wells Fargo Bank NA into General Motors Co., 9.00%, 144A	United States	13,580,000	502,115,896
[d]	Wells Fargo Bank National Assn. into General Motors Co., 8.50%, 144A	United States	6,512,000	245,030,391
				2,468,847,105
  |  14

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Shares	Value
	Equity-Linked Securities (continued)
	Energy 1.2%
[d]	JPMorgan Chase Bank NA into Baker Hughes Co., 8.50%, A, 144A	United States	11,360,000	$271,949,744
[d]	Wells Fargo Bank National Assn. into Halliburton Co., 10.00%, 144A	United States	12,700,000	311,460,337
[d]	Wells Fargo Bank National Assn. into Occidental Petroleum Corp., 9.00%, 144A	United States	5,685,000	300,313,706
				883,723,787
	Financials 3.1%
[d]	Barclays Bank PLC into Bank of America Corp., 8.50%, 144A	United States	9,040,000	310,049,780
[d]	Citigroup Global Markets Holdings Inc. into MetLife Inc., 7.50%, 144A	United States	5,575,000	271,914,682
[d]	Credit Suisse AG into Bank of America Corp., 7.00%, 144A	United States	10,400,000	345,208,021
[d]	Credit Suisse AG London Branch into Wells Fargo & Co., 8.00%, 144A	United States	5,640,000	304,243,895
[d]	Goldman Sachs International into Metlife Inc., 7.50%, 144A	United States	5,210,000	265,498,297
[d]	JPMorgan Chase Bank NA into Morgan Stanley, 8.50%, 144A	United States	5,100,000	259,710,957
[d]	Royal Bank of Canada into MetLife Inc., 7.50%, 144A	United States	5,350,000	267,094,267
	Wells Fargo Bank NA into CVS Health Corp., 9.50%	United States	4,600,000	295,874,277
				2,319,594,176
	Health Care 1.7%
[d]	Citigroup Global Markets Holdings Inc. into AbbVie Inc., 10.00%, 144A	United States	3,520,000	281,682,023
[d]	Credit Suisse AG into CVS Health Corp., 8.50%, 144A	United States	4,000,000	263,610,836
[d]	Credit Suisse AG London into Bristol-Myers Squibb Co., 8.50%, 144A	United States	5,405,000	284,476,257
[d]	Goldman Sachs International into Bristol-Myers Squibb Co., 8.00%, 144A	United States	5,000,000	291,850,110
[d]	Merrill Lynch International & Co. CV into Gilead Sciences Inc., 9.00%, 144A	United States	2,540,000	166,671,229
				1,288,290,455
	Industrials 0.8%
[d]	Credit Suisse AG/London into Cummins Inc., 8.00%, 144A	United States	1,700,000	299,681,462
[d]	Royal Bank of Canada into Boeing Co., 8.50%, 144A	United States	847,000	284,543,532
				584,224,994
	Information Technology 4.8%
[d]	Barclays Bank PLC into Analog Devices Inc., 7.00%, 144A	United States	2,635,000	289,556,796
[d]	Barclays Bank PLC into International Business Machines Corp., 8.00%, 144A	United States	2,000,000	268,762,976
[d]	Citigroup Global Markets Holdings Inc. into Apple Inc., 8.00%, 144A	United States	1,180,000	335,660,514
[d]	Goldman Sachs International into Microsoft Corp., 6.50%, 144A	United States	4,750,000	591,113,759
[d]	JPMorgan Chase Bank NA into NVIDIA Corp., 10.00%, 144A	United States	1,786,000	346,760,460
[d]	JPMorgan Chase Bank NA into Texas Instruments Inc., 9.00%, 144A	United States	2,236,000	276,012,864
[d]	Merrill Lynch International & Co. CV into Apple Inc., 7.50%, 144A	United States	1,475,000	319,259,641
[d]	Merrill Lynch International & Co. CV into Applied Materials Inc., 8.50%, 144A	United States	6,750,000	304,979,465
[d]	Morgan Stanley Finance LLC into Intel Corp., 8.50%, 144A	United States	7,300,000	403,262,359
[d]	Royal Bank of Canada into Analog Devices Inc., 8.50%, 144A	United States	1,700,000	200,865,632
[d]	Royal Bank of Canada into Intel Corp., 8.00%, 144A	United States	5,070,000	297,842,798
				3,634,077,264
	Materials 0.7%
[d]	Barclays Bank PLC into International Paper Co., 9.00%, 144A	United States	5,634,000	246,165,562
[d]	Barclays Bank PLC into Rio Tinto PLC, 10.00%, 144A	Australia	5,000,000	288,312,045
				534,477,607
	Total Equity-Linked Securities (Cost $11,527,854,930)			12,335,265,378
  |  15

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Shares	Value
	Convertible Preferred Stocks 2.1%
	Energy 0.0%†
[c]	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	112,980	$22,192,274
	Financials 1.1%
	Bank of America Corp., 7.25%, cvt. pfd., L	United States	435,218	630,630,882
[b]	FNMA, 5.375%, cvt. pfd.	United States	4,250	171,057,570
				801,688,452
	Industrials 0.0%†
	Fortive Corp., 5.00%, cvt. pfd., A	United States	31,266	30,414,314
	Information Technology 0.7%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	420,000	494,747,400
	Utilities 0.3%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	400,000	48,008,000
	Sempra Energy, 6.75%, cvt. pfd., B	United States	739,000	87,992,730
	The Southern Co., 6.75%, cvt. pfd.	United States	1,600,000	86,240,000
				222,240,730
	Total Convertible Preferred Stocks (Cost $1,407,590,057)			1,571,283,170
	Preferred Stocks 0.3%
	Financials 0.3%
[b]	FHLMC, 8.375%, pfd., Z	United States	6,700,000	79,395,000
[b]	FNMA, 8.25%, pfd., S	United States	4,650,000	55,567,500
	JPMorgan Chase & Co., 6.00%, pfd., EE	United States	3,000,000	84,420,000
	Total Preferred Stocks (Cost $346,765,338)			219,382,500
			Units
	Index-Linked Notes 0.2%
	Financials 0.2%
[e]	Credit Suisse AG, senior note, 8.16%, 2/08/21	United States	33,000	101,957,130
[d,e]	UBS AG London Branch, senior note, 144A, 7.008%, 5/07/21	United States	75,000	77,837,250
	Total Index-Linked Notes (Cost $174,480,150)			179,794,380
			Principal Amount*
	Convertible Bonds (Cost $72,330,160) 0.1%
	Energy 0.1%
[c]	Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	$142,914,000	69,511,087
	Corporate Bonds 34.3%
	Communication Services 5.0%
	AMC Entertainment Holdings Inc.,
	senior sub. bond, 5.75%, 6/15/25	United States	37,325,000	34,603,448
	senior sub. note, 5.875%, 11/15/26	United States	59,300,000	53,581,849
	AT&T Inc.,
	senior bond, 4.125%, 2/17/26	United States	90,000,000	97,534,818
	senior note, 3.00%, 6/30/22	United States	100,000,000	102,203,799
  |  16

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Communication Services (continued)
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	$105,000,000	$106,311,450
	senior bond, 5.75%, 9/01/23	United States	67,000,000	68,451,555
	senior bond, 5.75%, 1/15/24	United States	15,778,000	16,100,108
	[d] senior bond, 144A, 5.50%, 5/01/26	United States	50,000,000	52,803,625
	[d] senior bond, 144A, 5.125%, 5/01/27	United States	40,000,000	42,274,000
	Comcast Corp., senior note, 3.95%, 10/15/25	United States	50,000,000	54,568,724
[d]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	40,000,000	40,537,040
	senior note, 144A, 6.625%, 8/15/27	United States	50,000,000	48,717,500
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	391,500,000	415,686,870
	senior bond, 5.00%, 3/15/23	United States	300,000,000	308,502,000
	senior note, 5.875%, 11/15/24	United States	128,200,000	131,271,672
	Netflix Inc.,
	senior bond, 4.375%, 11/15/26	United States	100,000,000	102,685,000
	senior bond, 4.875%, 4/15/28	United States	79,300,000	82,569,142
	senior bond, 5.875%, 11/15/28	United States	50,000,000	55,520,500
[d]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	89,910,314
	Sprint Communications Inc.,
	senior bond, 11.50%, 11/15/21	United States	200,000,000	228,864,000
	senior note, 7.00%, 8/15/20	United States	102,500,000	104,796,000
	senior note, 6.00%, 11/15/22	United States	367,700,000	386,279,881
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	187,350,000	207,099,500
	senior bond, 7.125%, 6/15/24	United States	190,650,000	206,061,193
	senior note, 7.625%, 3/01/26	United States	96,300,000	106,377,795
[d]	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	220,000,000	240,426,450
[d]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	175,000,000	175,000,000
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	160,020,000	158,619,825
	Verizon Communications Inc.,
	senior bond, 3.50%, 11/01/24	United States	50,000,000	53,008,342
	senior bond, 2.625%, 8/15/26	United States	25,000,000	25,383,268
				3,795,749,668
	Consumer Discretionary 2.2%
[d]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	197,630,000	91,465,536
	Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	50,000,000	52,144,000
[d]	Allison Transmission Inc., senior bond, 144A, 5.875%, 6/01/29	United States	30,000,000	32,919,675
	Ford Motor Co.,
	senior bond, 4.75%, 1/15/43	United States	67,500,000	59,835,060
	senior note, 4.346%, 12/08/26	United States	140,000,000	144,636,876
	Ford Motor Credit Co. LLC,
	senior note, 3.336%, 3/18/21	United States	48,000,000	48,363,025
	senior note, 4.134%, 8/04/25	United States	145,000,000	147,008,207
	senior note, 4.389%, 1/08/26	United States	16,365,000	16,631,145
  |  17

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Discretionary (continued)
	Ford Motor Credit Co. LLC, (continued)
	senior note, 5.113%, 5/03/29	United States	$115,000,000	$118,468,721
	General Motors Co., senior bond, 5.15%, 4/01/38	United States	165,000,000	168,707,888
	General Motors Financial Co. Inc., senior note, 4.15%, 6/19/23	United States	75,000,000	78,920,514
[d]	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	60,000,000	62,249,400
[d]	Hanesbrands Inc.,
	senior bond, 144A, 4.875%, 5/15/26	United States	34,000,000	36,060,400
	senior note, 144A, 4.625%, 5/15/24	United States	38,000,000	40,153,270
	MGM Resorts International, senior note, 5.50%, 4/15/27	United States	35,000,000	38,914,750
[d]	Shea Homes LP/Shea Homes Funding Corp.,
	senior bond, 144A, 6.125%, 4/01/25	United States	100,500,000	104,310,458
	senior note, 144A, 5.875%, 4/01/23	United States	100,975,000	103,162,623
[d]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	88,183,200
	senior bond, 144A, 5.50%, 3/01/25	United States	147,500,000	158,376,650
	senior bond, 144A, 5.25%, 5/15/27	United States	99,827,000	106,190,971
				1,696,702,369
	Consumer Staples 0.9%
	Anheuser-Busch Cos. LLC/InBev Worldwide Inc., senior bond, 4.90%, 2/01/46	Belgium	20,000,000	23,689,368
	Anheuser-Busch InBev Worldwide Inc., senior bond, 4.00%, 4/13/28	Belgium	25,000,000	27,501,810
	BAT Capital Corp.,
	senior note, 3.222%, 8/15/24	United Kingdom	88,500,000	90,504,932
	senior note, 3.557%, 8/15/27	United Kingdom	170,000,000	173,516,343
	Kraft Heinz Foods Co.,
	senior bond, 3.95%, 7/15/25	United States	60,000,000	63,518,224
	senior bond, 4.625%, 1/30/29	United States	30,000,000	32,989,481
[d]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	87,000,000	92,054,700
	senior bond, 144A, 5.625%, 1/15/28	United States	65,000,000	70,157,750
	Walmart Inc.,
	senior note, 3.40%, 6/26/23	United States	50,000,000	52,569,527
	senior note, 3.55%, 6/26/25	United States	50,000,000	53,697,311
				680,199,446
	Energy 4.7%
[d]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A, 10.00%, 4/01/22	United States	79,490,000	79,261,347
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	[f] senior note, 7.625%, 1/15/22	United States	161,165,000	161,618,196
	[f] senior note, 7.75%, 4/15/23	United States	127,085,000	127,137,740
	[d] senior note, 144A, 11.00%, 4/15/25	United States	280,000,000	305,197,200
[c]	Chesapeake Energy Corp.,
	[d] second lien, 144A, 11.50%, 1/01/25	United States	1,115,000,000	1,056,462,500
	senior note, 7.00%, 10/01/24	United States	440,703,000	266,620,908
  |  18

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
[d]	CNX Resources Corp., senior note, 144A, 7.25%, 3/14/27	United States	$85,000,000	$74,564,125
	HighPoint Operating Corp.,
	senior bond, 7.00%, 10/15/22	United States	205,783,000	196,072,512
	senior note, 8.75%, 6/15/25	United States	175,845,000	160,898,175
	Kinder Morgan Inc.,
	senior bond, 7.75%, 1/15/32	United States	118,000,000	162,268,147
	[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	86,200,000	95,387,654
	Matador Resources Co., senior note, 5.875%, 9/15/26	United States	28,600,000	28,743,715
	Sunoco LP/Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	74,775,000	77,791,984
[d]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	675,113,000	731,653,714
	The Williams Cos. Inc., senior note, 4.55%, 6/24/24	United States	41,858,000	45,182,409
				3,568,860,326
	Financials 5.0%
	Bank of America Corp.,
	[g] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	89,161,200
	[g] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	75,000,000	78,428,625
	[g] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	94,517,025
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	135,000,000	141,686,951
	senior note, 3.004% to 12/20/22, FRN thereafter, 12/20/23	United States	100,000,000	102,459,128
	Barclays PLC,
	senior note, 3.65%, 3/16/25	United Kingdom	50,000,000	52,206,319
	senior note, 4.375%, 1/12/26	United Kingdom	125,000,000	135,417,750
	senior note, 3.932% to 5/07/24, FRN thereafter, 5/07/25	United Kingdom	50,000,000	52,554,750
	senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	50,000,000	52,227,083
	Capital One Financial Corp.,
	senior sub. note, 4.20%, 10/29/25	United States	123,000,000	132,742,308
	sub. note, 3.75%, 7/28/26	United States	110,200,000	116,081,839
	Citigroup Inc.,
	[g] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	150,000,000	155,928,000
	[g] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	180,000,000	190,712,700
	[g] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	140,000,000	151,799,900
	[g] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	177,000,000	177,946,065
	[g] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	122,813,400
	sub. bond, 4.125%, 7/25/28	United States	165,000,000	180,001,048
	sub. note, 3.50%, 5/15/23	United States	45,000,000	46,840,590
	The Goldman Sachs Group Inc.,
	senior note, 3.50%, 11/16/26	United States	65,000,000	68,365,423
	senior note, 2.876% to 10/31/21, FRN thereafter, 10/31/22	United States	125,000,000	126,772,224
	senior note, 3.272% to 9/29/24, FRN thereafter, 9/29/25	United States	100,000,000	103,504,554
	HSBC Holdings PLC,
	senior note, 3.40%, 3/08/21	United Kingdom	25,000,000	25,407,500
	senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	125,000,000	135,139,307
[g]	JPMorgan Chase & Co.,
	junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	65,592,900
	junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	112,996,500
	[h] junior sub. bond, FRN, 5.406%, (3-month USD LIBOR + 3.47%), Perpetual	United States	251,959,000	254,609,609
  |  19

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Financials (continued)
[g]	JPMorgan Chase & Co., (continued)
	junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	$100,000,000	$104,571,500
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	112,818,825
	[h] junior sub. bond, V, FRN, 5.419%, (3-month USD LIBOR + 3.32%), Perpetual	United States	200,000,000	201,750,000
	junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	87,361,200
[g]	Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	58,000,000	59,164,060
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	100,000,000	114,402,000
[g]	Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	125,000,000	136,191,875
				3,782,172,158
	Health Care 12.9%
	AbbVie Inc.,
	senior bond, 3.20%, 5/14/26	United States	35,000,000	36,231,616
	senior note, 2.90%, 11/06/22	United States	35,000,000	35,723,408
	Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000,000	104,882,700
	AstraZeneca PLC,
	senior note, 2.375%, 11/16/20	United Kingdom	25,000,000	25,083,001
	senior note, 2.375%, 6/12/22	United Kingdom	31,500,000	31,850,123
[d]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	200,000,000	230,090,000
[d]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000	126,722,556
	senior bond, 144A, 7.25%, 5/30/29	United States	40,000,000	45,774,000
	senior note, 144A, 5.50%, 3/01/23	United States	70,526,000	71,084,213
	senior note, 144A, 5.875%, 5/15/23	United States	381,368,000	384,943,325
	senior note, 144A, 9.00%, 12/15/25	United States	105,000,000	119,668,500
	senior note, 144A, 8.50%, 1/31/27	United States	50,000,000	57,032,500
	senior note, 144A, 7.00%, 1/15/28	United States	40,000,000	44,074,000
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	77,300,000	80,553,171
	senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	51,699,375
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	91,000,000	95,284,735
[d]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	75,000,000	80,917,574
[d]	Bristol-Myers Squibb Co.,
	senior bond, 144A, 3.40%, 7/26/29	United States	60,000,000	64,172,689
	senior bond, 144A, 4.25%, 10/26/49	United States	30,000,000	35,552,962
[d]	Centene Corp., senior bond, 144A, 4.625%, 12/15/29	United States	60,000,000	63,342,000
	CHS/Community Health Systems Inc.,
	[d] senior note, 144A, 9.875%, 6/30/23	United States	1,425,000,000	1,243,903,875
	[d] senior note, 144A, 8.125%, 6/30/24	United States	718,006,000	590,552,755
	[d] senior note, 144A, 8.00%, 12/15/27	United States	570,000,000	577,125,000
	[d] senior note, 144A, 6.875%, 4/01/28	United States	1,405,000,000	806,090,650
	[d] senior secured note, 144A, 8.00%, 3/15/26	United States	450,000,000	464,343,300
	senior secured note, first lien, 6.25%, 3/31/23	United States	300,000,000	305,250,000
	Cigna Corp.,
	senior note, 3.75%, 7/15/23	United States	60,000,000	62,935,452
	senior note, 4.125%, 11/15/25	United States	50,000,000	54,273,831
  |  20

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	$125,000,000	$136,515,687
	senior bond, 5.05%, 3/25/48	United States	65,000,000	76,918,640
	senior note, 4.10%, 3/25/25	United States	75,000,000	80,497,919
	DaVita Inc.,
	senior bond, 5.125%, 7/15/24	United States	190,700,000	195,865,109
	senior bond, 5.00%, 5/01/25	United States	129,500,000	133,493,133
[d]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	82,900,000	56,139,051
	senior note, 144A, 6.00%, 7/15/23	United States	157,025,000	113,841,555
	HCA Inc.,
	senior bond, 5.875%, 5/01/23	United States	110,000,000	121,796,950
	senior bond, 5.625%, 9/01/28	United States	120,000,000	136,974,000
	senior note, 7.50%, 2/15/22	United States	70,000,000	77,474,600
	senior secured note, first lien, 5.00%, 3/15/24	United States	124,800,000	136,449,119
[d]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
	senior note, 144A, 4.875%, 4/15/20	United States	85,300,000	65,953,278
	senior note, 144A, 5.75%, 8/01/22	United States	195,110,000	82,921,750
	senior note, 144A, 5.625%, 10/15/23	United States	237,950,000	91,114,624
	senior note, 144A, 5.50%, 4/15/25	United States	129,500,000	46,296,250
	Mylan NV, senior note, 3.95%, 6/15/26	United States	150,000,000	156,507,319
[d]	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	85,000,000	84,789,625
	Tenet Healthcare Corp.,
	secured note, second lien, 5.125%, 5/01/25	United States	133,300,000	137,632,250
	senior note, 8.125%, 4/01/22	United States	883,311,000	978,735,087
	senior note, 6.75%, 6/15/23	United States	565,000,000	621,949,175
	senior note, 7.00%, 8/01/25	United States	155,000,000	163,816,400
	senior note, 6.875%, 11/15/31	United States	55,258,000	56,520,507
	[d] senior note, second lien, 144A, 6.25%, 2/01/27	United States	50,000,000	53,875,000
	senior secured note, first lien, 4.625%, 7/15/24	United States	95,200,000	97,659,492
				9,792,893,831
	Industrials 0.4%
[d]	Ashtead Capital Inc.,
	secured bond, second lien, 144A, 4.375%, 8/15/27	United Kingdom	34,500,000	35,861,542
	secured note, second lien, 144A, 4.00%, 5/01/28	United Kingdom	25,000,000	25,312,500
	United Rentals North America Inc., senior bond, 4.875%, 1/15/28	United States	106,000,000	110,566,480
	United Technologies Corp.,
	senior bond, 4.50%, 6/01/42	United States	30,000,000	35,931,256
	senior note, 3.95%, 8/16/25	United States	20,000,000	21,816,118
	senior note, 3.125%, 5/04/27	United States	40,000,000	42,001,150
[d]	XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	50,000,000	51,039,000
				322,528,046
  |  21

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Information Technology 0.5%
	Broadcom Corp./Broadcom Cayman Finance Ltd., senior bond, 3.50%, 1/15/28	United States	$40,000,000	$40,276,239
[d]	CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	80,000,000	81,200,800
[d]	Dell International LLC/EMC Corp.,
	senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	25,000,000	27,116,610
	senior secured note, first lien, 144A, 4.90%, 10/01/26	United States	30,000,000	33,026,441
	Microchip Technology Inc., senior secured note, 4.333%, 6/01/23	United States	69,000,000	72,904,500
	NCR Corp.,
	senior note, 5.00%, 7/15/22	United States	40,000,000	40,475,000
	senior note, 6.375%, 12/15/23	United States	35,000,000	35,947,975
				330,947,565
	Materials 1.2%
	Ball Corp., senior bond, 4.00%, 11/15/23	United States	60,000,000	63,149,400
[d]	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	57,800,000	59,562,900
[d]	Cemex SAB de CV,
	senior secured bond, 144A, 7.75%, 4/16/26	Mexico	50,100,000	54,576,435
	senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	65,000,000	66,950,000
	DuPont de Nemours Inc., senior note, 4.493%, 11/15/25	United States	40,000,000	44,040,434
[d]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	40,200,000	41,578,056
	senior note, 144A, 5.125%, 3/15/23	Australia	25,000,000	26,468,500
	senior note, 144A, 5.125%, 5/15/24	Australia	60,540,000	64,775,984
	Freeport-McMoRan Inc.,
	senior bond, 3.875%, 3/15/23	United States	50,000,000	51,015,750
	senior bond, 5.25%, 9/01/29	United States	40,000,000	42,926,000
	International Paper Co., senior bond, 3.00%, 2/15/27	United States	50,000,000	51,548,877
	LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	50,000,000	52,427,159
[d]	Mauser Packaging Solutions Holding Co.,
	secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	77,444,250
	senior note, 144A, 7.25%, 4/15/25	United States	189,500,000	187,603,105
[d]	Syngenta Finance NV,
	senior note, 144A, 4.441%, 4/24/23	Switzerland	25,000,000	26,108,107
	senior note, 144A, 5.182%, 4/24/28	Switzerland	20,000,000	21,614,420
				931,789,377
	Real Estate 0.5%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	50,000,000	51,976,360
	Equinix Inc., senior bond, 5.375%, 5/15/27	United States	75,000,000	81,591,000
	Iron Mountain Inc.,
	[d] senior note, 144A, 4.875%, 9/15/27	United States	125,610,000	129,984,054
	senior sub. bond, 5.75%, 8/15/24	United States	129,254,000	131,029,950
				394,581,364
	Utilities 1.0%
	Calpine Corp.,
	senior note, 5.375%, 1/15/23	United States	300,000,000	304,140,345
	senior note, 5.50%, 2/01/24	United States	186,500,000	189,761,885
  |  22

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
	Ferrellgas LP/Ferrellgas Finance Corp.,
	senior note, 6.75%, 1/15/22	United States	$39,000,000	$33,259,668
	senior note, 6.75%, 6/15/23	United States	55,200,000	46,804,908
	Sempra Energy, senior bond, 3.40%, 2/01/28	United States	50,000,000	51,815,203
	The Southern Co., junior sub. bond, 5.50% to 3/14/22, FRN thereafter, 3/15/57	United States	46,857,000	49,100,482
	Vistra Energy Corp., senior note, 5.875%, 6/01/23	United States	78,000,000	79,991,340
				754,873,831
	Total Corporate Bonds (Cost $26,309,064,902)			26,051,297,981
[h]	Senior Floating Rate Interests 0.9%
	Communication Services 0.4%
	Diamond Sports Group LLC, Term Loan, 5.03%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	24,937,500	24,937,500
	Global Eagle Entertainment Inc., Initial Term Loans, 9.699% - 9.71%, (6-month USD LIBOR + 7.50%), 1/06/23	United States	71,266,547	64,674,392
	Sprint Communications Inc., 2018 Incremental Term Loans, 4.813%, (1-month USD LIBOR + 3.00%), 2/03/24	United States	99,000,000	98,875,062
	Univision Communications Inc., Term Loan, 4.549%, (1-month USD LIBOR + 2.75%), 3/15/24	United States	62,809,206	62,125,025
				250,611,979
	Consumer Discretionary 0.2%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.299%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	96,435,293	73,514,649
	Belk Inc., Extended Term Loan B, 8.803%, (3-month USD LIBOR + 6.75%), 7/31/25	United States	137,046,498	96,960,398
				170,475,047
	Energy 0.3%
[c]	Chesapeake Energy Corp., Class A Loan, 9.928%, (3-month USD LIBOR + 8.00%), 6/23/24	United States	200,000,000	206,625,000
	Health Care 0.0%†
	Valeant Pharmaceuticals International, First Incremental Term Loan, 4.49%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	18,214,286	18,348,616
	Total Senior Floating Rate Interests (Cost $690,876,812)			646,060,642
	U.S. Government and Agency Securities 10.6%
	U.S. Treasury Bond,
	7.50%, 11/15/24	United States	350,000,000	444,369,968
	6.875%, 8/15/25	United States	400,000,000	509,931,704
	6.125%, 11/15/27	United States	300,000,000	394,077,285
	6.125%, 8/15/29	United States	100,000,000	137,052,019
	6.25%, 5/15/30	United States	100,000,000	140,584,514
	U.S. Treasury Note,
	2.25%, 3/31/20	United States	1,000,000,000	1,001,430,640
	2.50%, 5/31/20	United States	750,000,000	752,604,990
	2.50%, 6/30/20	United States	500,000,000	502,134,010
	2.50%, 2/28/21	United States	500,000,000	504,881,745
  |  23

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Principal Amount*	Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Note, (continued)
	2.375%, 3/15/21	United States	$750,000,000	$756,528,832
	2.625%, 6/15/21	United States	500,000,000	507,248,650
	2.75%, 8/15/21	United States	350,000,000	356,393,783
	1.625%, 11/15/22	United States	300,000,000	300,097,209
	2.00%, 11/30/22	United States	450,000,000	454,924,215
	2.75%, 4/30/23	United States	500,000,000	517,874,465
	2.75%, 5/31/23	United States	500,000,000	518,215,555
	2.875%, 5/31/25	United States	250,000,000	264,605,578
	Total U.S. Government and Agency Securities (Cost $7,962,519,793)			8,062,955,162
	Mortgage-Backed Securities 3.0%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
	FHLMC 30 Year, 4.00%, 9/01/49 - 10/01/49	United States	57,538,825	59,957,618
	Federal National Mortgage Association (FNMA) Fixed Rate 0.6%
	FNMA 30 Year, 4.00%, 8/01/49 - 1/01/50	United States	479,376,692	502,218,654
	Government National Mortgage Association (GNMA) Fixed Rate 2.3%
	GNMA II SF 30 Year, 3.50%, 9/20/49 - 12/20/49	United States	1,112,760,502	1,152,693,519
	GNMA II SF 30 Year, 4.00%, 9/20/49 - 12/20/49	United States	555,192,137	579,212,668
	Total Mortgage-Backed Securities (Cost $2,297,704,448)			2,294,082,459
			Shares
	Escrows and Litigation Trusts 0.0%
[b,i]	Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[b,i]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
	Total Escrows and Litigation Trusts (Cost $2,416,248)			—
		Number of Contracts	Notional Amount
	Options Purchased 0.2%
	Puts - Exchange-Traded
	S&P 500 Index, December Strike Price $2,700.00, Expires 12/18/20	5,000	500,000	35,900,000
	S&P 500 Index, June Strike Price $2,700.00, Expires 6/19/20	5,000	500,000	12,925,000
	S&P 500 Index, March Strike Price $2,900.00, Expires 3/20/20	5,000	500,000	8,750,000
	S&P 500 Index, September Strike Price $3,000.00, Expires 9/18/20	10,000	1,000,000	95,200,000
	Total Options Purchased (Cost $471,950,951)			152,775,000
	Total Investments before Short Term Investments (Cost $68,544,418,107)			72,307,430,391
  |  24

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
		Country	Shares	Value
	Short Term Investments 4.2%
	Money Market Funds (Cost $3,184,545,339) 4.2%
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	3,184,545,339	$3,184,545,339
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds (Cost $16,184,000) 0.0%†
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	16,184,000	16,184,000
			Principal Amount*

	Repurchase Agreement (Cost $4,046,802) 0.0%†
[l]	Joint Repurchase Agreement, 1.55%, 1/02/20 (Maturity Value $4,047,150) BofA Securities Inc. Collateralized by U.S. Treasury Notes, 1.75% - 2.00%, 6/15/22 - 6/30/24 (valued at $4,127,751)	United States	$4,046,802	4,046,802
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $20,230,802)			20,230,802
	Total Investments (Cost $71,749,194,248) 99.5%			75,512,206,532
	Options Written (0.0)%†			(35,607,000)
	Other Assets, less Liabilities 0.5%			429,544,670
	Net Assets 100.0%			$75,906,144,202
		Number of Contracts	Notional Amount
	Options Written (0.0)%†
	Calls - Exchange-Traded
	Broadcom Inc., February Strike Price $340.00, Expires 2/21/20	1,200	120,000	(288,000)
	Cisco Systems Inc., January Strike Price $52.50, Expires 1/17/20	20,000	2,000,000	(40,000)
	The Coca-Cola Co., February Strike Price $57.50, Expires 2/21/20	25,000	2,500,000	(1,075,000)
	General Motors Co., February Strike Price $40.00, Expires 2/21/20	10,000	1,000,000	(280,000)
	JPMorgan Chase & Co., January Strike Price $135.00, Expires 1/17/20	10,000	1,000,000	(4,750,000)
	Merck & Co Inc., January Strike Price $87.50, Expires 1/17/20	10,000	1,000,000	(3,510,000)
	Occidental Petroleum Corp., January Strike Price $50.00, Expires 1/17/20	5,000	500,000	(20,000)
	PepsiCo Inc., January Strike Price $140.00, Expires 1/17/20	30,000	3,000,000	(840,000)
	PepsiCo Inc., March Strike Price $145.00, Expires 3/20/20	5,000	500,000	(360,000)
	Philip Morris International Inc., January Strike Price $87.50, Expires 1/17/20	10,000	1,000,000	(290,000)
	Verizon Communications Inc., March Strike Price $62.50, Expires 3/20/20	10,000	1,000,000	(970,000)
				(12,423,000)
	Puts - Exchange-Traded
	AT&T Inc., March Strike Price $33.00, Expires 3/20/20	20,000	2,000,000	(380,000)
	The Boeing Co., January Strike Price $310.00, Expires 1/17/20	5,000	500,000	(1,120,000)
	Broadcom Inc., February Strike Price $300.00, Expires 2/21/20	1,200	120,000	(654,000)
	Caterpillar Inc., February Strike Price $135.00, Expires 2/21/20	5,000	500,000	(1,000,000)
	Cisco Systems Inc., March Strike Price $42.50, Expires 3/20/20	10,000	1,000,000	(490,000)
	Cisco Systems Inc., March Strike Price $45.00, Expires 3/20/20	10,000	1,000,000	(1,020,000)
  |  25

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Income Fund (continued)
	Number of Contracts	Notional Amount	Value
Options Written (continued)
Puts - Exchange-Traded (continued)
General Motors Co., February Strike Price $34.00, Expires 2/21/20	10,000	$1,000,000	$(480,000)
The Home Depot Inc., February Strike Price $210.00, Expires 2/21/20	5,000	500,000	(1,170,000)
S&P 500 Index, June Strike Price $2,400.00, Expires 6/19/20	15,000	1,500,000	(16,800,000)
Texas Instruments Inc., January Strike Price $105.00, Expires 1/17/20	10,000	1,000,000	(70,000)
			(23,184,000)
Total Options Written (Premiums received $101,509,303)			$(35,607,000)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]A portion or all of the security is held in connection with written option contracts open at period end.
[b]Non-income producing.
[c]See Note 5 regarding holdings of 5% voting securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities was $23,131,409,295, representing 30.5% of net assets.
[e]Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
[f]A portion or all of the security is on loan at December 31, 2019.
[g]Perpetual security with no stated maturity date.
[h]The coupon rate shown represents the rate at period end.
[i]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[j]See Note 6 regarding investments in affiliated management investment companies.
[k]The rate shown is the annualized seven-day effective yield at period end.
[l]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2019, all repurchase agreements had been entered into on that date.
At December 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 10 Yr. Note	Short	11,500	$1,476,851,563	3/20/20	$10,783,217

*As of period end.
See Abbreviations on page 38.
  |  26

Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin U.S. Government Securities Fund
	Principal Amount	Value
Mortgage-Backed Securities 97.2%
Government National Mortgage Association (GNMA) Fixed Rate 97.2%
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	$22,670,615	$24,024,411
GNMA I SF 30 Year, 4.00%, 10/15/40 - 12/15/44	45,409,287	48,634,951
GNMA I SF 30 Year, 4.00%, 12/15/44 - 8/15/46	43,070,548	46,055,489
GNMA I SF 30 Year, 4.50%, 2/15/39 - 10/15/39	42,255,743	46,208,144
GNMA I SF 30 Year, 4.50%, 11/15/39 - 5/15/40	44,495,741	48,635,404
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	43,605,071	47,479,562
GNMA I SF 30 Year, 4.50%, 7/15/40 - 6/15/41	41,311,637	45,065,602
GNMA I SF 30 Year, 5.00%, 2/15/33 - 12/15/33	43,949,756	48,467,017
GNMA I SF 30 Year, 5.00%, 12/15/33 - 9/15/39	44,118,919	48,787,101
GNMA I SF 30 Year, 5.00%, 8/15/39	16,034,580	17,871,903
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	33,752,741	37,568,355
GNMA I SF 30 Year, 5.00%, 10/15/39 - 2/15/40	40,825,105	45,401,949
GNMA I SF 30 Year, 5.00%, 11/15/39	18,498,863	20,608,843
GNMA I SF 30 Year, 5.00%, 2/15/40 - 5/15/40	43,311,677	48,185,142
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	30,063,680	33,463,827
GNMA I SF 30 Year, 5.00%, 9/15/40	16,557,970	18,456,483
GNMA I SF 30 Year, 5.50%, 5/15/28 - 7/15/33	44,246,739	48,808,251
GNMA I SF 30 Year, 5.50%, 7/15/33 - 6/15/38	42,575,456	47,180,039
GNMA I SF 30 Year, 5.50%, 6/15/38 - 2/15/40	33,471,885	37,392,767
GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/35	43,431,405	48,568,332
GNMA I SF 30 Year, 6.00%, 12/15/35 - 8/15/38	43,015,950	48,839,201
GNMA I SF 30 Year, 6.00%, 9/15/38 - 12/15/39	19,577,025	22,413,961
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	32,362,638	36,080,524
GNMA I SF 30 Year, 7.00%, 4/15/22 - 9/15/32	21,731,587	23,870,757
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	66,850	67,979
GNMA I SF 30 Year, 7.50%, 1/15/22 - 8/15/33	5,501,282	5,920,840
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	9,831	9,851
GNMA I SF 30 Year, 8.00%, 2/15/20 - 9/15/30	1,805,266	1,845,496
GNMA I SF 30 Year, 8.50%, 4/15/20 - 5/15/25	245,167	249,207
GNMA I SF 30 Year, 9.00%, 1/15/20 - 7/15/23	132,876	134,420
GNMA I SF 30 Year, 9.50%, 1/15/20 - 8/15/22	95,562	95,928
GNMA I SF 30 Year, 10.00%, 3/15/20 - 3/15/25	37,496	37,623
GNMA I SF 30 Year, 10.50%, 8/15/20 - 1/15/21	3,586	3,594
GNMA I SF 30 Year, 11.00%, 4/15/21	5	5
GNMA II SF 30 Year, 3.00%, 2/20/45 - 4/20/49	34,812,226	35,927,224
GNMA II SF 30 Year, 3.00%, 4/20/46	65,747,007	67,864,477
GNMA II SF 30 Year, 3.00%, 7/20/47	206,653,543	213,059,850
GNMA II SF 30 Year, 3.00%, 9/20/47	57,426,363	59,182,796
GNMA II SF 30 Year, 3.00%, 10/20/47	99,849,814	102,706,033
GNMA II SF 30 Year, 3.00%, 11/20/47	16,719,855	17,208,961
GNMA II SF 30 Year, 3.00%, 1/20/48	30,641,621	31,509,580
GNMA II SF 30 Year, 3.00%, 2/20/48	51,388,414	52,842,599
GNMA II SF 30 Year, 3.00%, 4/20/48	17,770,330	18,273,289
GNMA II SF 30 Year, 3.00%, 6/20/49	53,041,214	54,499,794
GNMA II SF 30 Year, 3.00%, 8/20/49	43,313,845	44,495,254
GNMA II SF 30 Year, 3.00%, 11/20/49	25,899,471	26,608,793
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  27

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.00%, 12/20/49	$103,400,000	$106,220,290
GNMA II SF 30 Year, 3.50%, 10/20/40 - 1/20/49	43,494,206	45,816,255
GNMA II SF 30 Year, 3.50%, 7/20/42	41,034,770	43,361,743
GNMA II SF 30 Year, 3.50%, 9/20/42	94,843,952	99,866,369
GNMA II SF 30 Year, 3.50%, 10/20/42	19,578,743	20,613,533
GNMA II SF 30 Year, 3.50%, 11/20/42	16,407,748	17,331,501
GNMA II SF 30 Year, 3.50%, 4/20/43	19,924,267	21,037,872
GNMA II SF 30 Year, 3.50%, 5/20/43	27,174,248	28,606,712
GNMA II SF 30 Year, 3.50%, 6/20/43	31,294,519	33,037,249
GNMA II SF 30 Year, 3.50%, 8/20/43	21,793,195	22,961,548
GNMA II SF 30 Year, 3.50%, 9/20/47	566,916,450	588,968,344
GNMA II SF 30 Year, 3.50%, 11/20/47	562,489,342	583,883,011
GNMA II SF 30 Year, 3.50%, 8/20/49	105,128,515	108,534,885
GNMA II SF 30 Year, 3.50%, 11/20/49	91,586,464	94,899,311
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/44	34,052,469	36,093,765
GNMA II SF 30 Year, 4.00%, 11/20/40	26,624,786	28,248,418
GNMA II SF 30 Year, 4.00%, 1/20/41	17,491,582	18,563,057
GNMA II SF 30 Year, 4.00%, 7/20/41	21,137,467	22,443,776
GNMA II SF 30 Year, 4.00%, 9/20/41	25,234,223	26,672,014
GNMA II SF 30 Year, 4.00%, 10/20/41	31,004,193	32,922,688
GNMA II SF 30 Year, 4.00%, 11/20/41	28,479,959	30,240,065
GNMA II SF 30 Year, 4.00%, 2/20/44	18,026,017	18,995,924
GNMA II SF 30 Year, 4.00%, 7/20/49	92,189,968	95,576,998
GNMA II SF 30 Year, 4.00%, 11/20/49	54,720,640	57,813,097
GNMA II SF 30 Year, 4.00%, 11/20/49	152,847,445	159,478,517
GNMA II SF 30 Year, 4.00%, 12/20/49	20,433,094	21,587,844
GNMA II SF 30 Year, 4.00%, 12/20/49	21,812,601	23,045,314
GNMA II SF 30 Year, 4.00%, 12/20/49	187,848,598	196,284,668
GNMA II SF 30 Year, 4.50%, 5/20/33 - 8/20/42	44,876,085	48,425,268
GNMA II SF 30 Year, 4.50%, 12/20/39	17,747,876	19,177,531
GNMA II SF 30 Year, 4.50%, 5/20/41	23,202,215	25,073,709
GNMA II SF 30 Year, 4.50%, 6/20/41	27,943,850	30,200,804
GNMA II SF 30 Year, 4.50%, 7/20/41	30,622,636	33,097,179
GNMA II SF 30 Year, 4.50%, 9/20/41	41,435,303	44,784,370
GNMA II SF 30 Year, 4.50%, 10/20/41	30,771,332	33,256,224
GNMA II SF 30 Year, 4.50%, 2/20/44	16,457,557	17,661,036
GNMA II SF 30 Year, 5.00%, 7/20/33 - 4/20/40	41,304,456	45,701,367
GNMA II SF 30 Year, 5.00%, 9/20/33	17,514,290	19,403,363
GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	18,693,697	20,679,332
GNMA II SF 30 Year, 5.50%, 6/20/34 - 5/20/35	42,817,913	48,150,659
GNMA II SF 30 Year, 5.50%, 6/20/35 - 4/20/40	24,218,770	27,047,780
GNMA II SF 30 Year, 6.00%, 10/20/23 - 1/20/38	41,389,372	47,296,147
GNMA II SF 30 Year, 6.00%, 7/20/38 - 7/20/39	9,079,706	10,380,391
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	16,982,732	19,507,759
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	4,395,183	5,132,513
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	778,127	868,149
  |  28

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA II SF 30 Year, 8.00%, 5/20/24 - 6/20/30	$398,177	$452,700
	GNMA II SF 30 Year, 8.50%, 7/20/21 - 6/20/25	46,744	47,285
	GNMA II SF 30 Year, 9.00%, 10/20/21 - 11/20/21	7,337	7,416
	GNMA II SF 30 Year, 9.50%, 9/20/20 - 4/20/25	17,995	18,112
	GNMA II SF 30 Year, 10.00%, 10/20/20 - 3/20/21	11,660	11,760
	GNMA II SF 30 Year, 10.50%, 6/20/20 - 1/20/21	6,416	6,435
	GNMA II SF 30 Year, 11.00%, 1/20/21	1,016	1,018
	Total Mortgage-Backed Securities (Cost $4,666,048,601)		4,750,104,683
	U.S. Government and Agency Securities (Cost $19,172,186) 0.4%
	U.S. Treasury Bond, 4.75%, 2/15/37	14,500,000	19,939,158
	Total Investments before Short Term Investments (Cost $4,685,220,787)		4,770,043,841
		Shares
	Short Term Investments (Cost $105,154,906) 2.2%
	Money Market Funds 2.2%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	105,154,906	105,154,906
	Total Investments (Cost $4,790,375,693) 99.8%		4,875,198,747
	Other Assets, less Liabilities 0.2%		10,250,175
	Net Assets 100.0%		$4,885,448,922

See Abbreviations on page 38.
[a]See Note 6 regarding investments in affiliated management investment companies.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  29

Franklin Custodian Funds
Statement of Investments, December 31, 2019 (unaudited)
Franklin Utilities Fund
		Country	Shares	Value
	Common Stocks 99.3%
	Electric Utilities 55.9%
	Alliant Energy Corp.	United States	3,856,870	$211,047,926
	American Electric Power Co. Inc.	United States	3,800,000	359,138,000
	Duke Energy Corp.	United States	3,000,000	273,630,000
	Edison International	United States	3,800,000	286,558,000
	Emera Inc.	Canada	2,000,000	85,923,302
	Entergy Corp.	United States	2,100,000	251,580,000
	Evergy Inc.	United States	3,000,000	195,270,000
	Eversource Energy	United States	2,650,000	225,435,500
	Exelon Corp.	United States	6,800,000	310,012,000
	FirstEnergy Corp.	United States	4,400,000	213,840,000
	NextEra Energy Inc.	United States	2,600,000	629,616,000
	OGE Energy Corp.	United States	1,400,000	62,258,000
	Pinnacle West Capital Corp.	United States	1,350,000	121,405,500
	PNM Resources Inc.	United States	2,000,070	101,423,550
	PPL Corp.	United States	2,200,000	78,936,000
	The Southern Co.	United States	3,800,000	242,060,000
	Xcel Energy Inc.	United States	4,300,000	273,007,000
				3,921,140,778
	Gas Utilities 2.6%
	Atmos Energy Corp.	United States	250,000	27,965,000
	New Jersey Resources Corp.	United States	1,000,000	44,570,000
	Southwest Gas Holdings Inc.	United States	545,323	41,428,188
	Spire Inc.	United States	800,000	66,648,000
				180,611,188
	Independent Power & Renewable Electricity Producers 0.0%†
	Clearway Energy Inc., C	United States	94,914	1,893,534
	Multi-Utilities 32.9%
	Ameren Corp.	United States	1,700,000	130,560,000
	Black Hills Corp.	United States	500,000	39,270,000
	CenterPoint Energy Inc.	United States	6,500,000	177,255,000
	CMS Energy Corp.	United States	5,000,000	314,200,000
	Consolidated Edison Inc.	United States	1,500,000	135,705,000
	Dominion Energy Inc.	United States	4,250,000	351,985,000
	DTE Energy Co.	United States	1,900,000	246,753,000
	E.ON SE	Germany	5,000,000	53,403,449
	National Grid PLC	United Kingdom	5,999,933	75,039,849
	NiSource Inc.	United States	4,065,416	113,181,182
	NorthWestern Corp.	United States	700,000	50,169,000
	Public Service Enterprise Group Inc.	United States	2,400,000	141,720,000
	Sempra Energy	United States	2,100,000	318,108,000
	WEC Energy Group Inc.	United States	1,750,000	161,402,500
				2,308,751,980
	Oil, Gas & Consumable Fuels 3.5%
[a]	Cheniere Energy Inc.	United States	1,000,000	61,070,000
	Kinder Morgan Inc.	United States	1,800,000	38,106,000
	ONEOK Inc.	United States	500,000	37,835,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  30

Franklin Custodian Funds
Statement of Investments (unaudited)
Franklin Utilities Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
	The Williams Cos. Inc.	United States	4,400,000	$104,368,000
				241,379,000
	Water Utilities 4.4%
	American Water Works Co. Inc.	United States	1,500,000	184,275,000
	Aqua America Inc.	United States	1,750,000	82,145,000
	United Utilities Group PLC	United Kingdom	3,000,000	37,484,584
				303,904,584
	Total Common Stocks (Cost $3,227,839,473)			6,957,681,064
			Principal Amount
	Corporate Bonds (Cost $6,089,908) 0.1%
	Multi-Utilities 0.1%
	Aquila Inc., senior note, 8.27%, 11/15/21	United States	$6,100,000	6,764,853
	Total Investments before Short Term Investments (Cost $3,233,929,381)			6,964,445,917
			Shares
	Short Term Investments (Cost $36,603,618) 0.5%
	Money Market Funds 0.5%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.26%	United States	36,603,618	36,603,618
	Total Investments (Cost $3,270,532,999) 99.9%			7,001,049,535
	Other Assets, less Liabilities 0.1%			10,310,988
	Net Assets 100.0%			$7,011,360,523

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 6 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  31

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Focused Growth Fund commenced the public offering of all share classes of the fund on February 14, 2020.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  32

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Franklin Income Fund - Futures and options
4.  MORTGAGE DOLLAR ROLLS
Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type,
  |  33

Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
4.  MORTGAGE DOLLAR ROLLS (continued)
coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/Principal Amount Held at End of Period	Investment Income
Franklin Income Fund
Non-Controlled Affiliates
								Dividends
Chesapeake Energy Corp.	$325,710,000	$ —	$(74,053,016)	$(119,617,743)	$(8,199,241)	$123,840,000	150,000,000	$ —
Chesapeake Energy Corp., cvt. pfd., 5.75%	44,721,438	—	—	—	(22,529,164)	22,192,274	112,980	1,624,088
	$370,431,438	$ —	$(74,053,016)	$(119,617,743)	$(30,728,405)	$146,032,274		$1,624,088
								Interest
Chesapeake Energy Corp., Class A Loan, 6/23/24	—	196,000,000	—	—	10,625,000	206,625,000	200,000,000	—
Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	6,075,000	66,355,160[a]	—	—	(2,919,073)	69,511,087	142,914,000	2,292,961
Chesapeake Energy Corp., second lien, 144A, 11.50%, 1/01/25	—	1,002,176,250[a]	(4,500,625)	(3,135,256)	61,922,131	1,056,462,500	1,115,000,000	3,917,983
Chesapeake Energy Corp., senior bond, 8.00%, 6/15/27	135,500,000	14,777,377[a]	(139,196,735)[a]	—	(11,080,642)	—[b]	—	4,468,444
Chesapeake Energy Corp., senior note, 7.00%, 10/01/24	212,871,889	75,133,341[a]	—	—	(21,384,322)	266,620,908	440,703,000	7,626,610
Chesapeake Energy Corp., senior note, 8.00%, 1/15/25	396,487,500	30,022,467[a]	(357,006,250)[a]	—	(69,503,717)	—[b]	—	11,243,333
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	88,502,000	114,424[a]	(66,260,220)[a]	—	(22,356,204)	—[b]	—	2,099,500
Chesapeake Energy Corp., senior note, 144A, 8.00%, 3/15/26	448,500,000	7,914,472[a]	(399,497,205)[a]	—	(56,917,267)	—[b]	—	11,542,588
	$1,287,936,389	$1,392,493,491	$(966,461,035)	$(3,135,256)	$(111,614,094)	$1,599,219,495		$43,191,419
Total Affiliated Securities (Value is 2.3% of Net Assets)	$1,658,367,827	$1,392,493,491	$(1,040,514,051)	$(122,752,999)	$(142,342,499)	$1,745,251,769		$44,815,507

[a]May include accretion, amortization, partnership adjustments, and/or corporate actions.
[b]As of December 31, 2019, no longer held by the fund.
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin DynaTech Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$439,351,721	$347,697,760	$(541,946,610)	$ —	$ —	$245,102,871	245,102,871	$1,217,810
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	—	51,129,000	(2,981,000)	—	—	48,148,000	48,148,000	52,206
Total Affiliated Securities	$439,351,721	$398,826,760	$(544,927,610)	$ —	$ —	$293,250,871		$1,270,016
Franklin Focused Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$116,522	$52,242	$(129,203)	$ —	$ —	$39,561	39,561	$215
Franklin Growth Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$195,726,982	$262,158,399	$(313,762,265)	$ —	$ —	$144,123,116	144,123,116	$663,125
Franklin Income Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$1,386,045,053	$10,656,647,599	$(8,858,147,313)	$ —	$ —	$3,184,545,339	3,184,545,339	$11,452,028
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	23,902,000	7,903,000	(15,621,000)	—	—	16,184,000	16,184,000	63,289
Total Affiliated Securities	$1,409,947,053	$10,664,550,599	$(8,873,768,313)	$ —	$ —	$3,200,729,339		$11,515,317
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$86,808,469	$260,946,598	$(242,600,161)	$ —	$ —	$105,154,906	105,154,906	$433,199
Franklin Utilities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.26%	$35,371,057	$200,237,472	$(199,004,911)	$ —	$ —	$36,603,618	36,603,618	$127,119
7.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:[a]
Equity Investments	$9,624,800,330	$—	$—	$9,624,800,330
Short Term Investments	293,250,871	12,037,650	—	305,288,521
Total Investments in Securities	$9,918,051,201	$12,037,650	$ —	$9,930,088,851
Franklin Focused Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$4,455,385	$—	$—	$4,455,385
Short Term Investments	39,561	—	—	39,561
Total Investments in Securities	$4,494,946	$ —	$ —	$4,494,946
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$16,952,272,115	$—	$—	$16,952,272,115
Short Term Investments	144,123,116	—	—	144,123,116
Total Investments in Securities	$17,096,395,231	$ —	$ —	$17,096,395,231
Franklin Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$4,534,920,405	$22,192,274	$—	$4,557,112,679
Financials	3,707,531,922	171,057,570	—	3,878,589,492
All Other Equity Investments	14,079,986,131	—	—	14,079,986,131
Equity-Linked Securities	—	12,335,265,378	—	12,335,265,378
Index-Linked Notes	—	179,794,380	—	179,794,380
Convertible Bonds	—	69,511,087	—	69,511,087
Corporate Bonds	—	26,051,297,981	—	26,051,297,981
Senior Floating Rate Interests	—	646,060,642	—	646,060,642
U.S. Government and Agency Securities	—	8,062,955,162	—	8,062,955,162
Mortgage-Backed Securities	—	2,294,082,459	—	2,294,082,459
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	152,775,000	—	—	152,775,000
Short Term Investments	3,200,729,339	4,046,802	—	3,204,776,141
Total Investments in Securities	$25,675,942,797	$49,836,263,735	$ —	$75,512,206,532
Other Financial Instruments:
Futures Contracts	$10,783,217	$—	$—	$10,783,217
Liabilities:
Other Financial Instruments:
Options Written	$35,607,000	$—	$—	$35,607,000
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$4,750,104,683	$—	$4,750,104,683
U.S. Government and Agency Securities	—	19,939,158	—	19,939,158
Short Term Investments	105,154,906	—	—	105,154,906
Total Investments in Securities	$105,154,906	$4,770,043,841	$ —	$4,875,198,747
Franklin Utilities Fund
Assets:
Investments in Securities:[a]
Equity Investments	$6,957,681,064	$—	$—	$6,957,681,064
Corporate Bonds	—	6,764,853	—	6,764,853
Short Term Investments	36,603,618	—	—	36,603,618
Total Investments in Securities	$6,994,284,682	$6,764,853	$ —	$7,001,049,535

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks.
[c]Includes securities determined to have no value at December 31, 2019.
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Franklin Custodian Funds
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
8.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
On February 7, 2020, Franklin Select U.S. Equity Fund was reorganized with and into Franklin Growth Fund. Upon completion of the reorganization, assets in Franklin Select U.S. Equity Fund were transferred into Franklin Growth Fund.
ABBREVIATIONS
Currency
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SF	Single Family

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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